Other non-current assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other non-current assets

Note 21	Other non-current assets

FOR THE YEAR ENDED DECEMBER 31	NOTE	2023	2022
Long-term wireless device financing plan receivables	12	401	386
Long-term receivables		331	255
Derivative assets	29	116	233
Publicly-traded and privately-held investments	29	587	215
Investments(1)	29	216	184
Other		63	82
Total other non-current assets		1,714	1,355
(1)These amounts have been pledged as security related to obligations for certain employee benefits and are not available for general use.